Matthews Emerging Markets Discovery Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.9%
	Shares	Value
China/Hong Kong: 29.0%
Full Truck Alliance Co., Ltd. ADR	61,801	$556,827
Legend Biotech Corp. ADR[b]	9,041	440,568
Silergy Corp.	19,000	280,979
Flat Glass Group Co., Ltd. H Shares	162,000	272,798
Zhihu, Inc. ADR[b]	61,806	237,953
Medlive Technology Co., Ltd.[c,d]	198,500	236,130
Tongcheng Travel Holdings, Ltd.[d]	91,600	235,383
Airtac International Group	8,000	230,800
Xtep International Holdings, Ltd.	245,500	190,901
Beijing Capital International Airport Co., Ltd. H Shares[b]	458,000	170,994
Ginlong Technologies Co., Ltd. A Shares	12,500	148,600
Ever Sunshine Services Group, Ltd.[d]	440,000	141,616
Centre Testing International Group Co., Ltd. A Shares	57,900	124,117
Proya Cosmetics Co., Ltd. A Shares	5,900	92,808
Hongfa Technology Co., Ltd. A Shares	19,900	92,553
Innovent Biologics, Inc.[b,c,d]	15,000	90,956
Hainan Meilan International Airport Co., Ltd. H Shares[b]	65,000	73,891
SITC International Holdings Co., Ltd.	26,000	70,293
AK Medical Holdings, Ltd.[c,d]	36,000	24,332
Total China/Hong Kong		3,712,499

India: 26.5%
Shriram Finance, Ltd.	23,455	1,001,147
Bandhan Bank, Ltd.[c,d]	282,965	671,069
Phoenix Mills, Ltd.	21,382	470,920
Finolex Cables, Ltd.	15,881	267,680
Radico Khaitan, Ltd.	9,558	233,295
UNO Minda, Ltd.	16,945	222,759
Cartrade Tech, Ltd.[b]	13,703	157,705
Barbeque Nation Hospitality, Ltd.[b]	17,353	133,148
Rainbow Children’s Medicare, Ltd.	7,452	124,481
Hindware Home Innovation, Ltd.	19,062	73,665
Shankara Building Products, Ltd.	7,074	44,406
Total India		3,400,275

Taiwan: 10.3%
M31 Technology Corp.	11,600	301,670
Elite Material Co., Ltd.	18,000	254,246
Wiwynn Corp.	4,000	216,770
Poya International Co., Ltd.	12,040	200,499
Andes Technology Corp.[b]	11,000	129,651
AURAS Technology Co., Ltd.	5,000	106,173
AP Memory Technology Corp.	6,000	57,542
Formosa Sumco Technology Corp.	13,000	56,483
Total Taiwan		1,323,034

Brazil: 7.9%
Grupo SBF SA	126,500	383,277
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	217,300	263,754
Vivara Participacoes SA	36,600	180,991
YDUQS Participacoes SA	105,500	178,035
Total Brazil		1,006,057

	Shares	Value

South Korea: 7.4%
Hugel, Inc.[b]	2,844	$520,867
Eugene Technology Co., Ltd.	7,547	219,017
Advanced Nano Products Co., Ltd.	1,457	104,843
Solus Advanced Materials Co., Ltd.	8,479	81,049
Ecopro BM Co., Ltd.[b]	119	16,790
Total South Korea		942,566

Chile: 3.3%
Parque Arauco SA	103,477	182,545
Banco de Credito e Inversiones SA	2,786	86,847
Lundin Mining Corp.	7,600	79,716
Aguas Andinas SA Class A	226,054	69,989
Total Chile		419,097

Saudi Arabia: 3.0%
Saudi Tadawul Group Holding Co.	4,876	294,790
Seera Group Holding[b]	13,777	88,140
Total Saudi Arabia		382,930

Poland: 2.1%
InPost SAb	14,532	274,741
Total Poland		274,741

Philippines: 2.1%
GT Capital Holdings, Inc.	19,500	254,027
Cebu Air, Inc.[b]	20,400	13,087
Total Philippines		267,114

Vietnam: 1.5%
FPT Corp.	18,800	102,935
Military Commercial Joint Stock Bank	38,200	39,965
Mobile World Investment Corp.	13,800	38,257
Nam Long Investment Corp.	7,900	13,362
Total Vietnam		194,519

South Africa: 1.5%
We Buy Cars Pty, Ltd.[b]	89,622	153,526
Transaction Capital, Ltd.[b]	231,815	39,415
Total South Africa		192,941

Indonesia: 1.2%
PT Mitra Adiperkasa Tbk	929,900	108,100
PT Summarecon Agung Tbk	876,100	40,217
Total Indonesia		148,317

Thailand: 0.9%
Siam Wellness Group Public Co., Ltd. F Shares	507,000	115,809
Total Thailand		115,809

Bangladesh: 0.5%
BRAC Bank PLC	153,319	69,307
Total Bangladesh		69,307

Mexico: 0.5%
Banco del Bajio SAc,d	26,300	61,745
Total Mexico		61,745

Matthews Emerging Markets Discovery Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Turkey: 0.2%
Ford Otomotiv Sanayi AS	985	$26,449
Total Turkey		26,449

TOTAL COMMON EQUITIES		12,537,400
(Cost $11,858,667)
PREFERRED EQUITIES: 1.7%
Brazil: 1.7%
Banco Pan SA, Pfd.	117,500	216,841
Total Brazil		216,841

TOTAL PREFERRED EQUITIES		216,841
(Cost $199,811)
SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[e]	112,684	112,684
(Cost $112,684)

Total Investments: 100.5%		12,866,925
(Cost $12,171,162)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.5%)		(61,975)
Net Assets: 100.0%		$12,804,950

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $1,084,232, which is 8.47% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt
Pfd.	Preferred

2